UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06199

BROWN CAPITAL MANAGEMENT MUTUAL FUNDS
(Exact name of registrant as specified in charter)

1201 N. Calvert Street, Baltimore, Maryland 21202
(Address of principal executive offices) (Zip code)

Capitol Services, Inc.
1675 S. State Street, Suite B, Dover, Delaware 19901
(Name and address of agent for service)

with a copy to:
John H. Lively
The Law Offices of John H. Lively & Associates, Inc.
A Member Firm of The 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

Registrant’s telephone number, including area code: 410-837-3234

Date of fiscal year end:  March 31

Date of reporting period: December 31, 2016

ITEM 1. SCHEDULE OF INVESTMENTS

Brown Capital Management Small Company Fund
Schedule of Investments
As of December 31, 2016 (Unaudited)

Shares		Value (Note 1)

COMMON STOCKS - 95.43%
	Business Services - 24.73%
6,809,102	ACI Worldwide, Inc.(a)(b)	$123,585,201
1,492,236	ANSYS, Inc.(a)	138,016,908
1,001,048	Ellie Mae, Inc.(a)	83,767,697
2,274,383	Guidewire Software, Inc.(a)	112,195,313
4,347,608	NIC, Inc.(b)	103,907,831
304,711	Nuance Communications, Inc.(a)	4,540,194
1,112,511	Paycom Software, Inc.(a)	50,608,125
1,983,740	PROS Holdings, Inc.(a)(b)	42,690,085
1,101,585	Tyler Technologies, Inc.(a)	157,273,291

		816,584,645

	Consumer Related - 1.43%
211,801	Dolby Laboratories, Inc. - Class A	9,571,287
1,571,820	Zoe’s Kitchen, Inc.(a)(b)	37,707,962

		47,279,249

	Industrial Products & Systems - 17.98%
1,743,048	Balchem Corp.(b)	146,276,588
2,976,580	Cognex Corp.	189,370,020
1,667,624	Diodes, Inc.(a)	42,807,908
906,355	Dynamic Materials Corp.(b)	14,365,727
384,664	FLIR Systems, Inc.	13,920,990
727,019	Geospace Technologies Corp.(a)(b)	14,802,107
1,909,824	Proto Labs, Inc.(a)(b)	98,069,462
1,853,028	Sun Hydraulics Corp.(b)	74,065,529

		593,678,331

	Information/Knowledge Management - 16.74%
1,827,932	American Software, Inc. - Class A(b)	18,882,538
2,696,297	Blackbaud, Inc.(b)	172,563,008
3,161,446	Manhattan Associates, Inc.(a)	167,651,481
3,408,789	NetScout Systems, Inc.(a)	107,376,853
4,308,257	Quality Systems, Inc.(a)(b)	56,653,579
1,610,995	Vocera Communications, Inc.(a)(b)	29,787,298

		552,914,757

	Medical/Health Care - 29.44%
1,731,348	Abaxis, Inc.(b)	91,363,234
336,072	ABIOMED, Inc.(a)	37,868,593
1,109,566	Bio-Techne Corp.	114,096,672
430,257	Bruker Corp.	9,112,843
1,986,273	Cantel Medical Corp.	156,418,999
2,913,436	Endologix, Inc.(a)	16,664,854
1,233,990	Incyte Corp.(a)	123,732,177
696,525	Inogen, Inc.(a)	46,785,584
2,871,319	Medidata Solutions, Inc.(a)	142,618,415
2,457,216	Meridian Bioscience, Inc.(b)	43,492,723
2,511,552	Quidel Corp.(a)(b)	53,797,444

Shares		Value (Note 1)

COMMON STOCKS - 95.43% (continued)
	Medical/Health Care - 29.44% (continued)
3,349,547	Veeva Systems, Inc. - Class A(a)	$136,326,563

		972,278,101

	Miscellaneous - 5.11%
2,555,909	Neogen Corp.(a)(b)	168,689,994

Total Common Stocks (Cost $1,837,827,658)		3,151,425,077

SHORT TERM INVESTMENTS - 4.77%
157,513,224	Dreyfus Government Cash Management Institutional Shares, 0.44%(c)	157,513,224

Total Short Term Investments (Cost $157,513,224)		157,513,224

Total Value of Investments (Cost $1,995,340,882) - 100.20%		3,308,938,301
Liabilities in Excess of Other Assets - (0.20)%		(6,588,267)

Net Assets - 100.00%		$3,302,350,034

(a)	Non-income producing investment.
(b)	Affiliated company - The Fund owns greater than 5% of the outstanding voting securities of this issuer. See Note 1 for more information.
(c)	Represents 7 day effective yield at December 31, 2016.

Summary of Investments by Sector

Sector	% of Net Assets	Value

Business Services	24.73%	$816,584,645
Consumer Related	1.43%	47,279,249
Industrial Products & Systems	17.98%	593,678,331
Information/Knowledge Management	16.74%	552,914,757
Medical/Health Care	29.44%	972,278,101
Miscellaneous	5.11%	168,689,994
Money Market Fund	4.77%	157,513,224
Liabilities in excess of other assets	(0.20)%	(6,588,267)

Total	100.00%	$3,302,350,034

See Notes to Schedule of Investments.

Brown Capital Management International Equity Fund
Schedule of Investments
As of December 31, 2016 (Unaudited)

Shares		Value (Note 1)

COMMON STOCKS - 94.74%
	Bermuda - 2.37%
12,163	Invesco, Ltd.	$369,025
19,714	Nabors Industries, Ltd.	323,310

		692,335

	Canada - 3.69%
28,155	Canadian Natural Resources, Ltd.	897,295
17,658	Dominion Diamond Corp.	171,102
530	PrairieSky Royalty, Ltd.	12,608

		1,081,005

	Denmark - 2.37%
19,193	Novo Nordisk A/S - Class B	692,171

	Finland - 1.69%
11,047	Kone OYJ(a)	495,031

	France - 7.16%
22,252	Avadel Pharmaceuticals PLC(a)	231,198
4,967	Dassault Systemes SA	378,492
2,893	Essilor International SA	326,915
2,114	Ingenico Group SA	168,834
4,640	Sanofi	375,603
4,515	Societe BIC SA	613,813

		2,094,855

	Germany - 5.44%
5,054	Bayerische Motoren Werke AG	472,159
14,808	Carl Zeiss Meditec AG	545,568
6,573	SAP SE	572,968

		1,590,695

	Hong Kong - 2.00%
754,146	Kingdee International Software Group Co., Ltd.(a)	283,978
147,443	Kingsoft Corp., Ltd.	302,320

		586,298

	Ireland - 14.97%
1,139	Adient PLC(a)	66,745
12,375	DCC PLC	921,158
14,800	ICON PLC(a)	1,112,960
12,960	Johnson Controls International PLC	533,822
5,121	Paddy Power Betfair PLC	547,148
4,947	Shire PLC	285,569
440,979	Total Produce PLC	912,147

		4,379,549

	Israel - 3.11%
7,511	Check Point Software Technologies, Ltd.(a)	634,379

Shares		Value (Note 1)

COMMON STOCKS - 94.74% (continued)
	Israel - 3.11% (continued)
7,608	Teva Pharmaceutical Industries, Ltd.(b)	$275,790

		910,169

	Italy - 2.03%
35,555	Azimut Holding SpA	593,592

	Japan - 10.80%
6,100	CyberAgent, Inc.	150,732
24,399	Japan Tobacco, Inc.	802,479
37,110	Mitsubishi Estate Co., Ltd.	739,025
41,433	Rakuten, Inc.	406,088
17,967	Sapporo Holdings, Ltd.	462,722
27,202	Yamaha Motor Co., Ltd.	599,084

		3,160,130

	Mexico - 1.89%
72,714	Fomento Economico Mexicano SAB de CV	553,485

	Netherlands - 5.38%
26,307	QIAGEN NV(a)	737,122
23,090	Wolters Kluwer NV	836,602

		1,573,724

	Singapore - 0.35%
117,224	UOB-Kay Hian Holdings, Ltd.	102,803

	South Africa - 1.60%
16,363	Sasol, Ltd.(b)	467,818

	Spain - 1.75%
25,701	Grifols SA	510,783

	Switzerland - 12.02%
186	Chocoladefabriken Lindt & Spruengli AG	963,517
340	Givaudan SA	623,038
8,289	Nestle SA	594,630
3,331	Roche Holding AG	760,867
1,848	The Swatch Group AG	574,744

		3,516,796

	United Kingdom - 16.12%
104,192	BAE Systems PLC	759,523
22,238	Carnival Corp.	1,157,710
24,152	Diageo PLC	628,040
290,003	Man Group PLC	422,804
67,714	RELX PLC	1,209,202
59,790	UBM PLC	539,008

		4,716,287

Total Common Stocks (Cost $25,413,090)		27,717,526

Shares		Value (Note 1)

SHORT TERM INVESTMENTS - 4.88%
1,426,561	Dreyfus Government Cash Management Institutional Shares, 0.44%(c)	$1,426,561

Total Short Term Investments (Cost $1,426,561)		1,426,561

Total Value of Investments (Cost $26,839,651) - 99.62%		29,144,087
Other Assets in Excess of Liabilities - 0.38%		112,619

Net Assets - 100.00%		$29,256,706

(a)	Non-income producing investment.
(b)	American Depositary Receipt.
(c)	Represents 7 day effective yield at December 31, 2016.

Summary of Investments by Sector

Sector	% of Net Assets	Value

Consumer Discretionary	15.43%	$4,513,418
Consumer Staples	16.80%	4,917,020
Energy	5.82%	1,701,031
Financials	5.08%	1,488,224
Health Care	20.02%	5,854,546
Industrials	18.35%	5,369,151
Information Technology	8.00%	2,340,971
Materials	2.71%	794,140
Money Market Fund	4.88%	1,426,561
Real Estate	2.53%	739,025
Other assets in excess of liabilities	0.38%	112,619

Total	100.00%	$29,256,706

See Notes to Schedule of Investments.

Brown Capital Management Mid Company Fund
Schedule of Investments
As of December 31, 2016 (Unaudited)

Shares		Value (Note 1)

COMMON STOCKS - 93.80%
	Business Services - 4.58%
3,227	FactSet Research Systems, Inc.	$527,389
2,495	Tyler Technologies, Inc.(a)	356,211

		883,600

	Consumer Related - 17.10%
7,197	Dick’s Sporting Goods, Inc.	382,161
4,282	Expedia, Inc.	485,065
6,808	Norwegian Cruise Line Holdings, Ltd.(a)	289,544
1,758	O’Reilly Automotive, Inc.(a)	489,445
1,787	Polaris Industries, Inc.	147,231
2,938	Restoration Hardware Holdings, Inc.(a)	90,197
9,815	Tractor Supply Co.	744,075
1,905	Ulta Salon Cosmetics & Fragrance, Inc.(a)	485,661
6,450	Under Armour, Inc. - Class A(a)	187,372

		3,300,751

	Financial Services - 11.44%
2,935	Broadridge Financial Solutions, Inc.	194,590
16,504	The Charles Schwab Corp.	651,413
10,090	Evercore Partners, Inc. - Class A	693,183
8,899	T. Rowe Price Group, Inc.	669,739

		2,208,925

	Industrial Products & Systems - 13.72%
1,912	Acuity Brands, Inc.	441,404
12,308	Fastenal Co.	578,230
6,359	Gentherm, Inc.(a)	215,252
5,963	JB Hunt Transport Services, Inc.	578,828
2,805	MSC Industrial Direct Co. - Class A	259,154
16,536	Quanta Services, Inc.(a)	576,280

		2,649,148

	Information/Knowledge Management - 20.31%
7,136	Akamai Technologies, Inc.(a)	475,829
4,107	ANSYS, Inc.(a)	379,856
9,722	Blackbaud, Inc.	622,208
6,264	Guidewire Software, Inc.(a)	309,003
6,928	Manhattan Associates, Inc.(a)	367,392
6,848	MasterCard, Inc. - Class A	707,056
7,272	MAXIMUS, Inc.	405,705
2,148	Palo Alto Networks, Inc.(a)	268,607
5,521	Red Hat, Inc.(a)	384,814

		3,920,470

	Medical/Health Care - 21.92%
8,622	Celgene Corp.(a)	997,996
4,038	Cerner Corp.(a)	191,280
2,568	Jazz Pharmaceuticals PLC(a)	279,989
12,376	Masimo Corp.(a)	834,142
8,565	PAREXEL International Corp.(a)	562,892

Shares		Value (Note 1)

COMMON STOCKS - 93.80% (continued)
	Medical/Health Care - 21.92% (continued)
4,697	Shire PLC(b)	$800,275
3,721	Stericycle, Inc.(a)	286,666
2,063	Waters Corp.(a)	277,247

		4,230,487

	Miscellaneous - 4.73%
23,033	PulteGroup, Inc.	423,347
15,776	Toll Brothers, Inc.(a)	489,056

		912,403

Total Common Stocks (Cost $12,154,176)		18,105,784

SHORT TERM INVESTMENTS - 6.16%
1,190,026	Dreyfus Government Cash Management Institutional Shares, 0.44%(c)	1,190,026

Total Short Term Investments (Cost $1,190,026)		1,190,026

Total Value of Investments (Cost $13,344,202) - 99.96%		19,295,810
Other Assets in Excess of Liabilities - 0.04%		6,761

Net Assets - 100.00%		$19,302,571

(a)	Non-income producing investment.
(b)	American Depositary Receipt.
(c)	Represents 7 day effective yield at December 31, 2016.

Summary of Investments by Sector

Sector	% of Net Assets	Value

Business Services	4.58%	$883,600
Consumer Related	17.10%	3,300,751
Financial Services	11.44%	2,208,925
Industrial Products & Systems	13.72%	2,649,148
Information/Knowledge Management	20.31%	3,920,470
Medical/Health Care	21.92%	4,230,487
Miscellaneous	4.73%	912,403
Money Market Fund	6.16%	1,190,026
Other assets in excess of liabilities	0.04%	6,761

Total	100.00%	$19,302,571

See Notes to Schedule of Investments.

Brown Capital Management International Small Company Fund
Schedule of Investments
As of December 31, 2016 (Unaudited)

Shares		Value (Note 1)

COMMON STOCKS - 95.98%
	Argentina - 2.36%
734	MercadoLibre, Inc.	$114,607

	Australia - 5.29%
4,230	REA Group, Ltd.	168,594
8,680	Sirtex Medical, Ltd.	88,760

		257,354

	Austria - 1.30%
782	Schoeller-Bleckmann Oilfield Equipment AG	62,997

	Canada - 4.76%
10,841	The Descartes Systems Group, Inc.(a)	231,168

	Denmark - 7.18%
5,042	Ambu A/S - Class B(a)	202,394
5,077	NNIT A/S	146,649

		349,043

	France - 8.02%
7,612	Albioma SA	132,531
9,948	Avadel Pharmaceuticals PLC(a)	103,360
4,384	Interparfums SA	126,446
846	Stallergenes Greer PLC(a)	27,518

		389,855

	Germany - 8.36%
22,906	Evotec AG(a)	179,441
2,668	STRATEC Biomedical AG	128,586
2,279	Wirecard AG	98,095

		406,122

	Hong Kong - 2.36%
248,000	Kingdee International Software Group Co., Ltd.(a)	93,386
14,000	Lifestyle China Group, Ltd.(a)	3,340
14,000	Lifestyle International Holdings, Ltd.	18,054

		114,780

	India - 4.80%
3,293	CRISIL, Ltd.(a)	106,888
9,005	Emami, Ltd.	126,252

		233,140

	Ireland - 4.83%
55,555	Datalex PLC	201,171
316	Paddy Power Betfair PLC	33,763

		234,934

	Israel - 5.01%
3,019	CyberArk Software, Ltd.(a)	137,365
678	Mobileye NV(a)	25,845

Shares		Value (Note 1)

COMMON STOCKS - 95.98% (continued)
	Israel - 5.01% (continued)
2,402	Orbotech, Ltd.(a)	$80,251

		243,461

	Italy - 1.02%
2,980	Azimut Holding SpA	49,751

	Japan - 14.57%
7,620	Hiday Hidaka Corp.	181,837
9,200	Kakaku.com, Inc.	152,238
6,400	M3, Inc.	161,266
3,168	Software Service, Inc.	152,606
1,542	Towa Pharmaceutical Co., Ltd.	60,427

		708,374

	Singapore - 0.22%
30,200	Hyflux, Ltd.	10,740

	South Africa - 1.53%
6,548	Famous Brands, Ltd.	74,621

	Switzerland - 1.37%
142	Partners Group Holding AG	66,551

	United Kingdom - 23.00%
20,166	Abcam PLC	190,619
8,440	Dechra Pharmaceuticals PLC	139,900
4,602	Fidessa Group PLC	129,821
1,731	GW Pharmaceuticals PLC(a)(b)	193,439
7,284	Immunodiagnostic Systems Holdings PLC	18,851
9,567	Paypoint PLC	118,611
5,264	Playtech PLC	53,586
63,287	Vectura Group PLC(a)	106,931
5,874	Victrex PLC	139,787
3,296	The Vitec Group PLC	26,342

		1,117,887

Total Common Stocks (Cost $4,515,298)		4,665,385

SHORT TERM INVESTMENTS - 3.72%
180,563	Dreyfus Government Cash Management Institutional Shares, 0.44%(c)	180,563

Total Short Term Investments (Cost $180,563)		180,563

Total Value of Investments (Cost $4,695,861) - 99.70%		4,845,948
Other Assets in Excess of Liabilities - 0.30%		14,668

Net Assets - 100.00%		$4,860,616

(a) Non-income producing investment.
(b) American Depositary Receipt.
(c) Represents 7 day effective yield at December 31, 2016.

Summary of Investments by Sector

Sector	% of Net Assets	Value

Business Services	12.37%	$601,162
Consumer Related	13.24%	644,241
Industrial Products & Systems	6.58%	319,620
Information/Knowledge Management	31.44%	1,527,605
Medical/Health Care	26.74%	1,300,326
Miscellaneous	5.61%	272,431
Money Market Fund	3.72%	180,563
Other assets in excess of liabilities	0.30%	14,668

Total	100.00%	$4,860,616

See Notes to Schedule of Investments.

Brown Capital Management Mutual Funds

Notes to Schedules of Investments	December 31, 2016 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Brown Capital Management Small Company Fund (“Small Company Fund”), The Brown Capital Management International Equity Fund (“International Equity Fund”), The Brown Capital Management Mid Company Fund (“Mid Company Fund”), and The Brown Capital Management International Small Company Fund (“International Small Company Fund”) (each a “Fund” and collectively the “Funds”) are each a series portfolio of Brown Capital Management Mutual Funds (the “Trust”). The Trust is a Delaware statutory trust and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-ended management investment company. Each of the Funds in this report is classified as a diversified, open-end, management investment company, as those terms are defined in the 1940 Act.

The primary investment objective of the Small Company Fund is to seek long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments. The Small Company Fund seeks to achieve its investment objective principally through investments in equity securities of those companies with operating revenues of $250 million or less at the time of initial investment. Prior to December 1, 2011 the Fund offered one class of shares. On that date the share class of the Fund was converted to Investor Shares. On December 15, 2011 the Fund began to offer Institutional Shares.

The primary investment objective of the International Equity Fund is to seek long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments. The International Equity Fund seeks to achieve its investment objective by investing in equity securities of non-U.S. based companies. Prior to December 1, 2011 the Fund offered one class of shares. On that date the share class of the Fund was converted to Investor Shares. On August 1, 2014 the Fund began to offer Institutional Shares.

The primary investment objective of the Mid Company Fund (previously the Brown Capital Management Mid-Cap Fund) is to seek long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments. The Mid Company Fund seeks to achieve its investment objective by investing in equity securities of companies with total operating revenues of $500 million to $10 billion at the time of initial investment. Prior to December 1, 2011 the Fund offered one class of shares. On that date the share class of the Fund was converted to Investor Shares. On December 15, 2011 the Fund began to offer Institutional Shares.

The primary investment objective of the International Small Company Fund is to seek long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments. The International Small Company Fund seeks to achieve its investment objective by investing in equity securities of non-U.S. based companies with total operating revenues of $500 million or less at the time of the initial investment. The Fund commenced operations on September 30, 2015 and offers Investor and Institutional shares classes.

Income, expenses (other than distribution and service fees, which were only attributable to the Investor Shares), and realized and unrealized gains or losses on investments and foreign currencies were allocated to each class of shares based upon its relative net assets.

The following accounting policies have been consistently followed by the Funds and are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Each Fund is considered an investment company for financial reporting purposes under GAAP.

Fair Value Measurement
In accordance with GAAP, the Funds use a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1	–	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2	–	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3	–	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The valuation techniques used by the Funds to measure fair value during the period ended December 31, 2016 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the inputs used in valuing the Funds’ assets as of December 31, 2016:

Small Company Fund:
	Valuation Inputs

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total

Common Stocks	$3,151,425,077	$–	$–	$3,151,425,077
Short Term Investments	157,513,224	–	–	157,513,224

Total	$3,308,938,301	$–	$–	$3,308,938,301

International Equity Fund:
	Valuation Inputs

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total

Common Stocks	$27,717,526	$–	$–	$27,717,526
Short Term Investments	1,426,561	–	–	1,426,561

Total	$29,144,087	$–	$–	$29,144,087

Mid Company Fund:
	Valuation Inputs

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total

Common Stocks	$18,105,784	$–	$–	$18,105,784
Short Term Investments	1,190,026	–	–	1,190,026

Total	$19,295,810	$–	$–	$19,295,810

International Small Company Fund:
	Valuation Inputs

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total

Common Stocks	$4,665,385	$–	$–	$4,665,385
Short Term Investments	180,563	–	–	180,563

Total	$4,845,948	$–	$–	$4,845,948

* See Schedule of Investments for industry/country classifications.

It is the Funds’ policy to recognize transfers into and out of all levels at the end of the reporting period. There were no transfers among Levels 1, 2, and 3 during the period.

For the period ended December 31, 2016, the Funds did not have investments with significant unobservable inputs (Level 3) used in determining fair value.

Foreign Currency Translation (International Equity Fund and International Small Company Fund)
Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

Affiliated Companies
Where a Fund owns 5% or more of the outstanding voting securities, either directly or indirectly, of a particular issuer, the 1940 Act deems such an issuer to be an “affiliate” of the Fund. As of and during the nine months ended December 31, 2016, the Small Company Fund owned 5% or more of the outstanding voting securities of the issuers identified in the table below and therefore those issuers are affiliates of that Fund for purposes of the 1940 Act.

Brown Capital Management Small Company Fund

	SHARE BALANCE		PURCHASES-IN-		SALES-IN-	SHARE BALANCE AT	MARKET VALUE AT		REALIZED GAINS
SECURITY NAME	AT APRIL 1, 2016	PURCHASES	KIND	SALES	KIND	December 31, 2016	December 31, 2016	DIVIDENDS	(LOSSES)

Abaxis, Inc.	1,729,152	-	2,196	-	-	1,731,348	91,363,234	$899,774	$-
ACI Worldwide, Inc.	5,618,626	1,182,372	8,104	-	-	6,809,102	123,585,201	-	-
American Software, Inc. (Cl A)	1,824,232	-	3,700	-	-	1,827,932	18,882,538	785,234	-
Balchem Corp.	1,514,625	226,325	2,098	-	-	1,743,048	146,276,588	-	-
Blackbaud, Inc.	2,093,990	599,104	3,203	-	-	2,696,297	172,563,008	1,098,214	-
Diodes, Inc.(a)	2,469,688	-	2,105	804,169	-	1,667,624	42,807,908	-	(3,746,515)
DTS, Inc. (a)(b)	1,348,897	-	2,299	1,351,196	-	-	-	26,978	-
Dynamic Materials Corp.	904,051	-	2,304	-	-	906,355	14,365,727	36,162	-
Geospace Technologies Corp.	726,017	-	1,002	-	-	727,019	14,802,107	-	-
Medidata Solutions(a)	2,867,624	-	3,695	-	-	2,871,319	142,618,415	-	-
Meridian Bioscience, Inc.	2,454,120	-	3,096	-	-	2,457,216	43,492,723	1,964,534	-
Neogen Corp.	2,236,184	316,923	2,802	-	-	2,555,909	168,689,994	-	-
NIC, Inc.	4,342,005	-	5,603	-	-	4,347,608	103,907,831	5,651,890	-
PROS Holdings, Inc.	1,980,840	-	2,900	-	-	1,983,740	42,690,085	-	-
Proto Labs, Inc.	1,287,193	620,532	2,099	-	-	1,909,824	98,069,462	-	-
Quality Systems, Inc.	4,302,760	-	5,497	-	-	4,308,257	56,653,579	-	-
Quidel Corp.	2,508,452	-	3,100	-	-	2,511,552	53,797,444	-	-
Sun Hydraulics Corp.	1,850,727	-	2,301	-	-	1,853,028	74,065,529	333,131	-
Textura(a)	1,767,317	-	-	1,767,317	-	-	-	-	1,224,208
Vocera Communications, Inc.	1,607,698	-	3,297	-	-	1,610,995	29,787,298	-	-
Zoe’s Kitchen, Inc.	-	1,571,820	-	-	-	1,571,820	37,707,962	-	-

TOTAL							1,476,126,633	10,795,917	(2,522,307)

(a) As of December 31, 2016 no longer an affiliate.
(b) As of December 2, 2016, DTS, Inc. was acquired by Tessera Holding Corp.

2. FEDERAL INCOME TAX

At December 31, 2016, the tax-basis cost of investments and components of net assets were as follows:

	Small Company	International Equity	Mid Company	International Small
	Fund	Fund	Fund	Company Fund

Gross unrealized appreciation (excess of value over tax cost)	$1,406,153,756	$3,862,062	$5,566,894	$480,639
Gross unrealized depreciation (excess of tax cost over value)	(106,641,800)	(1,810,233)	(272,157)	(334,435)

Net unrealized appreciation	$1,299,511,956	$2,051,829	$5,294,737	$146,204

Cost of investments for income tax purposes	$2,009,426,345	$27,092,258	$14,001,073	$4,699,744

The difference between book-basis and tax-basis net unrealized appreciation (depreciation) is attributable to the deferral of losses from wash sales.

ITEM 2. CONTROLS AND PROCEDURES

(a)
The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Brown Capital Management Mutual Funds

By: (Signature and Title)	/s/ Keith A. Lee Keith A. Lee Trustee, President and Principal Executive Officer

Date: February 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Keith A. Lee Keith A. Lee Trustee, President and Principal Executive Officer, Brown Capital Management Mutual Funds

Date: February 24, 2017

By: (Signature and Title)	/s/ Cecil E. Flamer Cecil E. Flamer Treasurer and Principal Financial Officer, Brown Capital Management Mutual Funds

Date: February 24, 2017